SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of year	$ 126,875
Additions charged to bad debt expense		116,402
Effect of disposal subsidiaries	(126,875)
Translation adjustments		10,473
Balance as of the end of year		$ 126,875